Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Sep. 07, 2018 USD ($)	Mar. 31, 2021	Jun. 30, 2021	Sep. 07, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation			Oct. 21, 2020
Reverse Capitalization [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock exchange ratio			37.38624
Genius Sports Limited [Member] | Reverse Capitalization [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock exchange ratio			37.38624
MAVEN TOPCO LIMITED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation		Jul. 18, 2018			Jul. 18, 2018
Restricted cash current					$ 0	$ 0
Payment towards loans and advances to related parties					4,100
Inventory finished goods current					400	300
Deferred offering costs					2,100	0
Impairment of long lived assets held for use					0
Capitalized costs to obtain contract from customers	$ 600			$ 600	$ 700	1,300	$ 300
Percentage of unrecognized tax benefits to be realized for recognition in the income statement					50.00%
Gain on sale of equity method investment				1,800
Class of warrant or right, exercise price of warrants or rights | $ / shares					$ 0.0001
Pointsbet Holding Pty Ltd [Member] | MAVEN TOPCO LIMITED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain on sale of equity method investment				$ 1,800
Equity method investments					$ 0	0
Executive Officer [Member] | MAVEN TOPCO LIMITED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment towards loans and advances to related parties	$ 4,100
Related party transaction rate of interest	2.50%
Notes receivable from related party					$ 4,700	$ 4,500
Accounts Receivable [Member] | MAVEN TOPCO LIMITED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage					10.00%	10.00%
Accounts Payable [Member] | Supplier One [Member] | MAVEN TOPCO LIMITED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage					17.00%	35.00%
Accounts Payable [Member] | Supplier Two [Member] | MAVEN TOPCO LIMITED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage						12.00%
Accounts Payable [Member] | Supplier Three [Member] | MAVEN TOPCO LIMITED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage						12.00%